11008799

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

DEC 29 2011

December 29, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-35390

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, First Niagara Financial Group, Inc., Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series B, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 29, 2011. Tentative listing date – December 30, 2011.

Sincerely,